Accrued Expenses and Other Current Liabilities - Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Millions	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Taxes payable	$ 17.0	$ 6.2
Rebates, credits and discounts due to customers	10.5	8.2
Insurance	6.8	6.3
Bonuses	6.0	4.5
Salaries and wages	4.2	2.2
Restructuring reserves	3.6	0.2	$ 0.5	$ 1.4
Vacation pay	2.6	2.9
Employee benefit plans	2.4	2.6
Costs associated with the sale of Wells	2.1
Professional fees	1.3	0.7
Other	5.4	6.2
Accrued expenses and other current liabilities, total	$ 61.1	$ 40.0